Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	36 Months Ended	60 Months Ended	96 Months Ended	120 Months Ended	132 Months Ended
	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026
C000182863_LG_ClassMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity® Small Cap Stock K6 Fund
C000182863_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000182863_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,083
C000182863_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,795
C000182863_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,850
C000182863_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,689
C000182863_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,596
C000182863_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,248
C000182863_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,234
C000182863_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	17,125
C000182863_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	23,489
C000182863_LG_1_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 2000® Index
C000182863_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182863_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,281
C000182863_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,801
C000182863_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,867
C000182863_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,258
C000182863_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,347
C000182863_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,824
C000182863_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,665
C000182863_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,802
C000182863_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	22,820
C000182863_LG_2_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000® Index
C000182863_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182863_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,171
C000182863_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,588
C000182863_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,457
C000182863_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,799
C000182863_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,214
C000182863_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,488
C000182863_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	22,611
C000182863_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	25,188
C000182863_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	33,000
C000174190_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity® Small Cap Stock Fund
C000174190_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000174190_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,544
C000174190_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,743
C000174190_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,592
C000174190_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,302
C000174190_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	19,035
C000174190_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,459
C000174190_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,911
C000174190_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,092
C000174190_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,039
C000174190_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	25,798
C000174190_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 2000® Index
C000174190_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000174190_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,563
C000174190_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,012
C000174190_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,658
C000174190_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,256
C000174190_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,437
C000174190_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,821
C000174190_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,171
C000174190_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,459
C000174190_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,629
C000174190_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	28,347
C000174190_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 3000® Index
C000174190_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000174190_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,858
C000174190_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,406
C000174190_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,106
C000174190_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,948
C000174190_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	22,560
C000174190_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,857
C000174190_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	22,186
C000174190_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	27,133
C000174190_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	30,227
C000174190_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	39,601
C000174191_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity® Small Cap Discovery Fund
C000174191_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000174191_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,576
C000174191_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,209
C000174191_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,814
C000174191_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,010
C000174191_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,771
C000174191_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,249
C000174191_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,936
C000174191_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,912
C000174191_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	18,802
C000174191_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	24,772
C000174191_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 2000® Index
C000174191_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000174191_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,563
C000174191_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,012
C000174191_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,658
C000174191_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,256
C000174191_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,437
C000174191_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,821
C000174191_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,171
C000174191_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,459
C000174191_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,629
C000174191_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	28,347
C000174191_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 3000® Index
C000174191_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000174191_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,858
C000174191_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,406
C000174191_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,106
C000174191_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,948
C000174191_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	22,560
C000174191_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,857
C000174191_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	22,186
C000174191_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	27,133
C000174191_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	30,227
C000174191_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	39,601
C000174188_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity® Series Small Cap Discovery Fund
C000174188_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000174188_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,560
C000174188_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,408
C000174188_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,360
C000174188_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,667
C000174188_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	19,083
C000174188_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,630
C000174188_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,442
C000174188_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,802
C000174188_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,629
C000174188_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	27,280
C000174188_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 2000® Index
C000174188_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000174188_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,563
C000174188_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,012
C000174188_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,658
C000174188_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,256
C000174188_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,437
C000174188_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,821
C000174188_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,171
C000174188_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,459
C000174188_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,629
C000174188_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	28,347
C000174188_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 3000® Index
C000174188_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000174188_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,858
C000174188_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,406
C000174188_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,106
C000174188_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,948
C000174188_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	22,560
C000174188_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,857
C000174188_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	22,186
C000174188_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	27,133
C000174188_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	30,227
C000174188_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	39,601
C000238446_LG_ClassMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® Series Small Cap Core Fund
C000238446_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000238446_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,833
C000238446_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,289
C000238446_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,878
C000238446_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	16,149
C000238446_LG_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2000® Index
C000238446_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000238446_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,905
C000238446_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,224
C000238446_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,322
C000238446_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	16,351
C000238446_LG_2_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000® Index
C000238446_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000238446_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,026
C000238446_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,485
C000238446_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,023
C000238446_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	19,682
C000212500_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity® Mid-Cap Stock K6 Fund
C000212500_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212500_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,826
C000212500_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,421
C000212500_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,533
C000212500_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,798
C000212500_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,676
C000212500_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	17,369
C000212500_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	23,314
C000212500_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P MidCap 400® Index
C000212500_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212500_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,742
C000212500_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,678
C000212500_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,646
C000212500_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,828
C000212500_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,154
C000212500_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,347
C000212500_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	21,168
C000212500_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000212500_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212500_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,241
C000212500_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,951
C000212500_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,983
C000212500_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,382
C000212500_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,867
C000212500_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,150
C000212500_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	27,717
C000174183_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity® Mid-Cap Stock Fund
C000174183_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000174183_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,680
C000174183_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,159
C000174183_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,199
C000174183_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,436
C000174183_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	20,501
C000174183_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,742
C000174183_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	20,961
C000174183_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	23,554
C000174183_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	24,592
C000174183_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	33,245
C000174183_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						S&P MidCap 400® Index
C000174183_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000174183_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,046
C000174183_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,222
C000174183_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,147
C000174183_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,033
C000174183_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	20,205
C000174183_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,784
C000174183_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	19,035
C000174183_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	22,237
C000174183_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	22,503
C000174183_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	29,139
C000174183_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500® Index
C000174183_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000174183_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,792
C000174183_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,356
C000174183_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,158
C000174183_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,289
C000174183_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	22,320
C000174183_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	22,367
C000174183_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	22,963
C000174183_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	28,167
C000174183_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	31,574
C000174183_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	41,379
C000174184_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class K
C000174184_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000174184_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,696
C000174184_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,191
C000174184_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,245
C000174184_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,493
C000174184_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	20,614
C000174184_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,872
C000174184_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	21,116
C000174184_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	23,746
C000174184_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	24,814
C000174184_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	33,567
C000174184_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						S&P MidCap 400® Index
C000174184_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000174184_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,046
C000174184_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,222
C000174184_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,147
C000174184_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,033
C000174184_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	20,205
C000174184_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,784
C000174184_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	19,035
C000174184_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	22,237
C000174184_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	22,503
C000174184_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	29,139
C000174184_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500® Index
C000174184_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000174184_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,792
C000174184_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,356
C000174184_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,158
C000174184_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,289
C000174184_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	22,320
C000174184_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	22,367
C000174184_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	22,963
C000174184_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	28,167
C000174184_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	31,574
C000174184_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	41,379
C000182862_LG_ClassMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity® Large Cap Stock K6 Fund
C000182862_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182862_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,065
C000182862_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,185
C000182862_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,171
C000182862_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,207
C000182862_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,084
C000182862_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,986
C000182862_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	23,677
C000182862_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	26,529
C000182862_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	37,279
C000182862_LG_1_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000182862_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182862_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,159
C000182862_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,665
C000182862_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,774
C000182862_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,648
C000182862_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,688
C000182862_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	19,186
C000182862_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	23,534
C000182862_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	26,380
C000182862_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	34,572
C000174182_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity® Large Cap Stock Fund
C000174182_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000174182_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,037
C000174182_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,356
C000174182_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,635
C000174182_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,403
C000174182_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	20,652
C000174182_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,558
C000174182_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	22,271
C000174182_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	27,631
C000174182_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	31,025
C000174182_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	43,600
C000174182_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500® Index
C000174182_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000174182_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,792
C000174182_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,356
C000174182_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,158
C000174182_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,289
C000174182_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	22,320
C000174182_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	22,367
C000174182_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	22,963
C000174182_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	28,167
C000174182_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	31,574
C000174182_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	41,379
C000209806_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity® Founders Fund
C000209806_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000209806_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,860
C000209806_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,890
C000209806_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,816
C000209806_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,844
C000209806_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,559
C000209806_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,596
C000209806_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	24,624
C000209806_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000® Index
C000209806_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000209806_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,716
C000209806_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,604
C000209806_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,003
C000209806_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,505
C000209806_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,738
C000209806_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,248
C000209806_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	21,442
C000209807_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class Z
C000209807_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000209807_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,860
C000209807_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,910
C000209807_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,876
C000209807_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,919
C000209807_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,657
C000209807_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,765
C000209807_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	24,837
C000209807_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000® Index
C000209807_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000209807_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,716
C000209807_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,604
C000209807_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,003
C000209807_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,505
C000209807_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,738
C000209807_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,248
C000209807_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	21,442
C000209810_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class M
C000209810_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,650
C000209810_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,470
C000209810_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,406
C000209810_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,968
C000209810_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,004
C000209810_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,653
C000209810_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,316
C000209810_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	23,032
C000209810_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000® Index
C000209810_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000209810_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,716
C000209810_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,604
C000209810_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,003
C000209810_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,505
C000209810_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,738
C000209810_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,248
C000209810_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	21,442
C000209811_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class I
C000209811_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000209811_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,860
C000209811_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,890
C000209811_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,826
C000209811_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,859
C000209811_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,581
C000209811_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,635
C000209811_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	24,668
C000209811_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000® Index
C000209811_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000209811_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,716
C000209811_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,604
C000209811_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,003
C000209811_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,505
C000209811_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,738
C000209811_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,248
C000209811_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	21,442
C000209809_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class C
C000209809_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000209809_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,840
C000209809_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,750
C000209809_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,410
C000209809_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,312
C000209809_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,876
C000209809_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,491
C000209809_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	23,111
C000209809_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000® Index
C000209809_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000209809_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,716
C000209809_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,604
C000209809_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,003
C000209809_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,505
C000209809_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,738
C000209809_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,248
C000209809_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	21,442
C000209808_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class A
C000209808_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,425
C000209808_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,226
C000209808_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,172
C000209808_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,640
C000209808_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,746
C000209808_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,446
C000209808_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,099
C000209808_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	22,834
C000209808_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000® Index
C000209808_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000209808_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,716
C000209808_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,604
C000209808_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,003
C000209808_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,505
C000209808_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,738
C000209808_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,248
C000209808_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	21,442
C000254536_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class A
C000254536_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,425
C000254536_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	8,897
C000254536_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,993
C000254536_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P MidCap 400® Index
C000254536_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254536_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,283
C000254536_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,021
C000254536_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000254536_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254536_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,753
C000254536_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,782
C000254537_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class M
C000254537_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,650
C000254537_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,097
C000254537_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,232
C000254537_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P MidCap 400® Index
C000254537_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254537_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,283
C000254537_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,021
C000254537_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000254537_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254537_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,753
C000254537_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,782
C000254534_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class C
C000254534_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254534_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,400
C000254534_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,575
C000254534_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P MidCap 400® Index
C000254534_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254534_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,283
C000254534_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,021
C000254534_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000254534_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254534_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,753
C000254534_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,782
C000254538_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
C000254538_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254538_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,454
C000254538_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,773
C000254538_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P MidCap 400® Index
C000254538_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254538_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,283
C000254538_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,021
C000254538_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000254538_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254538_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,753
C000254538_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,782
C000254535_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class Z
C000254535_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254535_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,461
C000254535_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,797
C000254535_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P MidCap 400® Index
C000254535_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254535_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,283
C000254535_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,021
C000254535_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000254535_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254535_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,753
C000254535_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	$ 12,782